Other Comprehensive Income (Accumulated Other Comprehensive Income) (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accumulated Other Comprehensive Income [Roll Forward]
Beginning balance	$ 139	$ 186	$ 186	$ 194	$ 209
Other comprehensive loss attributable to QVC, Inc. stockholder	15	(88)	(47)	(8)	(15)
Ending balance	$ 154	$ 98	$ 139	$ 186	$ 194